Redeemable Convertible and Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Jan. 01, 2018	Sep. 30, 2019	Mar. 31, 2019	Apr. 30, 2013	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jun. 23, 2020
Exercise price					$ 0.04
One-time cash distribution amount		$ 1.4	$ 44.0
Common stock shares authorized					138,000,000	0	150,000,000
Warrant to exercisable					297,241
Preferred stock, shares issued					0		0
Preferred Stock, Shares Outstanding					0		0	0
Conversion of redeemable convertible and convertible preferred stock into common stock								20,349,223
Series A Preferred Stock Warrant [Member]
Exercise price				$ 0.04
Warrant to purchase						140,000
Warrant to exercisable				594,482		594,482
Fair value				$ 1.6
Series B-3 Convertible Preferred Stock [Member]
Preferred stock, shares issued								86,062,799
Preferred Stock, Shares Outstanding								86,062,799
Redeemable Convertible Preferred Stock
Preferred stock, shares issued								86,062,799
Preferred Stock, Shares Outstanding								86,062,799
Series A Preferred Stock
Preferred Stock Issued	2,304,815
Proceeds from issuance of redeemable convertible preferred stock gross	$ 5.5
Rate of return					5.00%
Return in arrears						$ 3.8
Series B Preferred Stock
Preferred Stock Issued	23,711,925
Proceeds from issuance of redeemable convertible preferred stock gross	$ 28.5
Rate of return					8.00%
Return in arrears						$ 28.0
Preferred stock price per share					$ 51.33
Gross offering proceeds					$ 65.0
Conversion of stock description					Equal to $51.33 or more with gross offering proceeds of $65.0 million or more.
Series C1 Preferred Stock
Preferred Stock Issued	6,357,260		95,359
Proceeds from issuance of redeemable convertible preferred stock gross	$ 10.0		$ 0.2
Exercise price			$ 1.573
One-time cash distribution amount			$ 10.2
Indebtedness amount			1.0
Common [Member]
One-time tax distribution			1.3
Enterprise [Member]
One-time tax distribution			$ 0.1
Common 1 Stock [Member]
Common stock shares authorized					0	45,006,679
Common Stock, Voting Rights					One vote per share held on all matters except in cases where a majority of Preferred Shares is required.